CULLEN HIGH DIVIDEND EQUITY FUND

A series of Cullen Funds Trust
STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class C, and Class I

October 28, 2008
(as supplemented November 4, 2008)

This Statement of Additional Information (the “SAI”) is not a prospectus.  You may obtain a copy of the prospectus for the Retail Class shares and Class I shares dated October 28, 2008, as well as the prospectus for the Class C shares dated October 28, 2008 (collectively, the “Prospectus”) of Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below.  This SAI contains information in addition to and more detailed than that set forth in the Prospectus.  You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2008 are incorporated herein by reference to the Trust’s June 30, 2008 Annual Report and available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

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The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Trust currently offers two diversified portfolios to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund.  Subject to class level expense differences, an investor by investing in one of the funds offered becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that fund.  Likewise, an investor shares pro rata in any losses of that fund.

The Fund is diversified.  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers.   At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust, on behalf of the Fund, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act, which details the attributes of each class of the Fund’s shares.  Currently, the Fund is authorized to issue three classes of shares: Retail Class shares are subject to a Rule 12b-1 fee as described in the Prospectus.  Class C shares are subject to a higher 12b-1 fee as described in the Prospectus.  Class I Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a sufficient minimum initial investment.

Description of the Fund and its Investment Objective,
Policies and Risks

For additional information on the Fund, its investment objective, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Fund are long-term capital appreciation and current income.  Portfolio securities are selected primarily with a view to achieve these objectives. The Fund’s primary objective of capital appreciation and the secondary objective of current income are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.”  There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders.  The Fund anticipates that its annual portfolio turnover rate should not significantly exceed 50%.  The Fund, however, has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

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The turnover rate for the Fund for the past two fiscal years was as follows:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Portfolio Turnover	30.55%	31.05%

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock).  The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  Generally, the conversion value decreases as the convertible security approaches maturity.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

■	expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

■	less extensive regulation of foreign brokers, securities markets, and issuers;

■	less publicly available information and different accounting standards;

■
costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

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■	diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions.  Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities.  From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects.  Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries.  Risks of investing in such markets include:

■	less social, political and economic stability;

■	smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

■
certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

■	less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets.  Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent.  The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.  Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies which the Fund considers to be companies with net assets between $2.2 billion and $10.9 billion.  While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies.  Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies.  In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies.  (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange).  Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations.  When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities.  Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies.  The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

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Options

The Fund may, for hedging purposes and in order to generate additional income, write call options on a covered basis.  Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period.  The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income.  However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.  During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price.

This obligation to sell is terminated upon the expiration of the option period or, provided the writer has not received an exercise notice, at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.  A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option.  Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both.  The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction.  Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security.  Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security.  Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid.  Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period.  If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

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The market value of a call option generally reflects the market price of the underlying security.  Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period.  Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold.  Options written by the Fund will normally have expiration dates between one and nine months from the date written.  The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

The Fund may acquire warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually.  Warrants may be acquired separately or in connection with the acquisition of securities.  Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.  As a result, warrants may be considered to have more speculative characteristics than certain other types of investments.  In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements.  Variable rate demand notes are non-negotiable instruments.  The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Rating Services, or determined to be of comparable quality by the Advisor.  However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers.  In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days).  The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

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Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund.  The Fund may not:

1.
Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

2.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

3.	Invest in companies for the purpose of exercising management or control;

4.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

5.	Purchase or sell commodities or commodities contracts;

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6.
Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

7.	Purchase securities on margin;

8.	Effect short sales of any securities;

9.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

10.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

11.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

12.	Enter into repurchase agreements with maturities of more than seven days.

13.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities;

14.	Enter into repurchase agreements with maturities of more than seven days.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.
Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities.  (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

2.
Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

3.
Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of the Fund’s investment adviser.

4.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable.

5.
Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

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Management of the Fund

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”).  The Board of Trustees is responsible for managing the Trust’s business and affairs.  The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust.  Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*).  The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None
Dr. Curtis J. Flanagan* c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1921	Trustee	Since inception of the Fund	Private investor, 1998 to present; Chairman, South Florida Pathologists Group, prior thereto.	2	None
Independent Trustees
Matthew J. Dodds c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since inception of the Fund	Private investor, 1999 to present; Vice President - Research, Schafer Cullen Capital Management, Inc., from 1995 to 1999.	2	None
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since inception of the Fund	Executive Vice President/Chief Financial Officer, New York City Off-Track Betting Corporation, since November 2007; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	2	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None
Officers
James P. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since inception of the Fund	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since inception of the Fund	Secretary, Cullen Capital Management LLC, since May 2000; Vice President, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	No. of Funds in Complex Overseen
Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006
Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.

				N/A	N/A
Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State.	N/A	N/A
_______________
* This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**Positions are held indefinitely until resignation or termination
†James P. Cullen and Brooks H. Cullen are father and son, respectively.

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Board Committees

The Board has three standing committees as described below:
Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met two times during the past fiscal year.

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee
Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.  The Fund does not have any policies in place regarding nominees for trustees recommended by shareholders.   The Board will not accept shareholder nominees for Board membership.
The Nominating Committee did not meet during the past fiscal year.

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Executive Vice President
Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.

The Valuation Committee did not meet during the past fiscal year with respect to the Fund.

The following compensation table provides certain information about the trustees’ fees for the Trust’s fiscal year ended June 30, 2008.

Name and Position	Aggregate Compensation From Fund	Aggregate Compensation from Cullen International High Dividend Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0
Robert J. Garry, Independent Trustee	$12,000	$12,000	$0	$0	$24,000
Stephen G. Fredericks, Independent Trustee	$12,000	$12,000	$0	$0	$24,000
Curtis J. Flanagan, Interested Trustee	$0	$0	$0	$0	$0
James P. Cullen, Interested Trustee	$0	$0	$0	$0	$0
_________________
 (1)  At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.
Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings.  Neither the Trust nor the Fund pays any fees to the trustees who are considered “interested persons” of the Trust or the Fund or the Fund’s investment adviser, as defined in the Investment Company Act.  Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

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Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address and percentage of ownership of any person who owned of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2008.

Retail Class

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	1,626,587	32.02%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	1,048,912	20.65%	Record
SEI Private Trust Co. 1 Freedom Valley Dr. Oaks, PA 19456	765,318	15.07%	Record
Prudential Investment Management Service 100 Mulberry St. Gateway Center 3, 14th Floor Newark, NJ 07102-4077	346,223	6.82%	Record

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
J.P. Morgan Securities, Inc. 500 Stanton Christiana Rd. Newark, DE 19713-2105	12,369,082	53.15%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-100	3,338,133	14.35%	Record

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Class C Shares

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co. Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	445,707	59.23%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	151,743	20.17%	Record

As of September 30, 2008, the Trustees and Officers of the Trust as a group owned 2.95% of the outstanding Retail Class shares of the Fund and less than 1% of the Class I and Class C shares.  Neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Advisor or Distributor.  Accordingly, neither the Trustees who are “not interested” persons of the Fund nor members of their immediate families, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.

Board Interest in the Fund
Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2007:

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Trustee	D	D	D
Dr. Curtis J. Flanagan, Trustee	None	None	None
Matthew J. Dodds, Independent Trustee	None	None	None
Robert J. Garry, Independent Trustee	None	None	None
Stephen G. Fredericks, Independent Trustee	None	None	None
(1) Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

B-17

Investment Advisory and Other Services

Advisory Agreement

On May 8, 2008, the Board of Trustees (including the Independent Trustees) of the Trust approved the continuation through July 31, 2009 of the investment advisory agreement (the “Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund.  The Adviser is an investment advisory firm formed in Delaware.  For more information about the Adviser, see “Who Are the Fund’s Investment Adviser and Portfolio Manager?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and controlling member of the Adviser.  John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser.  Jeffrey T. Battaglia, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser. Steven Mullooly, Chief Compliance Officer (CCO) of the Trust, is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund.  In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or the Fund pays all other expenses of the Fund’s operation, including, without limitation:

●	interest, taxes and any governmental filing fees;
●	brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
●	compensation and expenses of Independent Trustees;
●	legal and audit expenses;
●	the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
●	expenses relating to the redemption of shares;
●	expenses of servicing shareholder accounts;
●	fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;
●	expenses of printing and mailing reports, notices and proxy material to shareholders;
●	insurance premiums for fidelity and other insurance coverage;
●	expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and
●
any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

B-18

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust’s shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days’ notice.  The Advisory Agreement will continue in effect until July 31, 2009 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions – Fundamental Restrictions.”

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus.  As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes) to an annual rate of 1.00% for the Retail Class, 1.75% for Class C and 0.75% for Class I through October 31, 2009. Pursuant to this agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee waivers or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause the Fund’s expense limitation to exceed the amount set forth above.  However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

For the periods indicated below, the Fund paid the following advisory fees to its Adviser:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Fees Earned	$4,182,459	$3,858,038	$1,292,611
Fees Waived	$1,964,371	$1,799,099	$709,832
Total Fees Paid	$2,218,088	$2,078,939	$582,779

Portfolio Manager

Mr. James P. Cullen and Mr. John C. Gould are the portfolio managers responsible for the day-to-day management of the Fund.  The following table shows the number of other accounts managed by Mr. Cullen and Mr. Gould and the total assets in the accounts managed within various categories, as of June 30, 2008.

B-19

				with Advisory Fee based on performance
	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James P. Cullen	Registered Investment Companies	1	5 billion	0	0
	Other Pooled Investment Vehicles	1	57 million	1	57 million
	Other Accounts	0	0	0	0

John C. Gould	Registered Investment Companies	1	5 billion	0	0
	Other Pooled Investment Vehicles	0	0	0	0
	Other Accounts	0	0	0	0

Material Conflicts of Interest.  The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The portfolio manager uses his best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions.  The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation.  Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 90% of the equity of the Adviser and 51% of the equity of Schafer-Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer-Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.
B-20

Mr. Gould is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Gould owns 5% of the equity of the Adviser.  In his ownership capacity, Mr. Gould shares commensurately in the profits and losses of the Adviser.  Mr. Gould does not receive a fixed salary from the Adviser. He receives net profits of the adviser based upon his ownership interests in the firm as well as a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the adviser.  Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product.  Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Gould participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Gould does not have a deferred compensation plan.

Securities Owned in the Fund by Portfolio Managers.  As of June 30, 2008, the portfolio manager owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001- $100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
James P. Cullen	Over $1,000,000
John C. Gould	$100,001-$500,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics.  This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund.   Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund.  The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A (“USBFS”), provides administrative personnel and services (including blue-sky services) to the Trust and the Fund.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Fund and the Trust.  USBFS is an affiliate of the Fund’s distributor, Quasar Distributors, LLC.

The Fund paid the following amounts for administrative services in the following fiscal periods:

	Fiscal Year Ended June 30, 2008	Fiscal year Ended June 30, 2007	Fiscal year Ended June 30, 2006
Fund Administration	$414,678	$372,473	$131,639

B-21

Fund Accounting

USBFS provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement.  Under the Fund Accounting Servicing Agreement, USBFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 28, 2000 (the “Distribution Agreement”).  Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc (“FINRA”).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, Quasar agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to Quasar, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at Quasar’s discretion, Fund shares; (vii) enter into agreements, at Quasar’s discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement.  The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below).  Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred.  Any fees or expenses incurred by Quasar but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

B-22

The Distribution Agreement may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to Quasar or (ii) by Quasar.  If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

The Distributor received the following in compensation during the fiscal year ended June 30, 2008:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
Quasar Distributors, LLC	$0	$0	$0	$8,391

_____________.
(1)  This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class and Class C shares pursuant to Rule 12b-1 under the Investment Company Act.  The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.  The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Retail Class’s average daily net asset value.  The Plan also allows for Class C shares to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the independent trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

B-23

For the fiscal year ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Retail Class of shares:

2008
Advertising	$1,510
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$149,449
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$150,959

For the fiscal year ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Class C shares:

2008
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$111,072
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$111,072

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund.  In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability.  The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement.  As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

B-24

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers.  From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions.  Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Fund paid the following amounts in brokerage commissions in the following fiscal periods:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006
Brokerage Commissions	$292,772	$401,925	$191,279

The Fund experienced increased brokerage commissions from fiscal 2006 compared to fiscal 2007 due to increased trading volumes as a result of growth in Fund assets.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000.  It is authorized to issue an unlimited number of shares of beneficial interest.  Each share of beneficial interest has a par value of $0.001.  The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes.  The Fund constitutes one such series of the Trust.  By this offering, three classes of shares of the Fund are being offered, Retail Class, Class C and Class I.  The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class.  Only shareholders of Retail Class or Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class.  All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights.  Shares do not have preemptive or subscription rights.  All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

B-25

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities.  Otherwise, sale or bid prices are used.  Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method.  Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined.  Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE.  Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE.  Such events would not normally be reflected in a calculation of the Fund’s NAV on that day.  If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.

An example of how the Fund calculated its NAV per share as of June 30, 2008 is as follows:

Retail Class

Net Assets	=	NAV Per Share
Shares Outstanding

$60,061,529	=	$12.96
4,633,933

B-26

Class I

Net Assets	=	NAV Per Share
Shares Outstanding

$306,319,431	=	$12.97
23,626,356

Class C

Net Assets	=	NAV Per Share
Shares Outstanding

$9,846,546	=	$12.94
761,057

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations.  The Fund does not generally issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

B-27

Redeeming Shares

Signature Guarantees.  A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC.  The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians.  The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund.  The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind.  The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund.  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”).  Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind will incur any costs of sale, as well as the associated inconveniences.  If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll-free 1-877-485-8586).  This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

B-28

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Adviser uses the services of Institutional Shareholder Services (“ISS”) to vote proxies.  ISS’s proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  The Fund’s portfolio holdings disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person.  However, certain persons receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

■	The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

■
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

■
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

B-29

■	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

■	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

■
The disclosure made to rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies.  Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering  whether to approve any amendment to these Policies.  The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser , its affiliates or employees, or the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.  Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

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There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash.  Shareholders will receive a confirmation of each new transaction in their account.  The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan.  Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income.  The Fund receives income generally in the form of dividends on its investments.  This income, less expenses incurred in the operation of the Fund, and the excess of net short-term capital gain over net long-term capital loss, constitute the Fund’s investment company taxable income, from which dividends may be paid to you.  Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take dividends in cash or in additional shares.

Distributions of capital gains.  The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.  Distribution of net short term capital gain, as noted above, are included in ordinary income dividends.  Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net capital gain  (the excess of net long-term capital gain over net short-term capital loss) realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions.  The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income or income eligible for the dividends received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income.  Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011.  Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties  with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders.  A portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income.  In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares.  To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which the Fund has written a call option, limiting the Fund’s ability to designate distributions as qualified dividend income.  Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates.  In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income.  The Fund cannot predict the percentage (if any) of its distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

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Dividends-received deduction for corporations.  If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund that are derived from dividends of domestic corporations may be eligible for the dividends-received deduction.  If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment.  The rules noted above that terminate or suspend the holding period of underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction.  All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”).  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements.  To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these amounts in December (or pay in January  amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares.  Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those shares.

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All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities.  The Fund may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio, as discussed above) which are subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses.  Consequently, these rules may affect the amount, timing or character of the income distributed to you by the Fund.  Special tax rules also will require the Fund to mark to market (i.e., treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash.  The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Other Tax Considerations.  The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein.  Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the Internal Revenue Service (“IRS”).

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886.  Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. Significant penalties may be imposed in connection with the failure to comply with these reporting requirements.  That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders.  The Code and such regulations are subject to change by legislative or administrative action.  Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the S&P 500 Index, NASDAQ Composite and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) is calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

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Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates.  Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.  ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations.  Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited.  Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings.  The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return.  Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.  Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives.  Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices.  There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

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Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison.  The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices.  Stocks are generally more volatile than bonds.  In return for this volatility, stocks have generally performed better than bonds or cash over time.  Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds.  Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30.  This report will include financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.  An unaudited semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

Custodian

U.S. Bank, N.A., 1555 North RiverCenter Drive, Milwaukee, Wisconsin, 53212, acts as custodian of the cash and securities of the Fund (“the Custodian”).  The Custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund.  The Custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.  The Custodian, USBFS and Quasar are affiliated entities.

Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s transfer agent, dividend-paying agent, fund administrator, fund accountant and shareholder servicing agent.  U.S. Bancorp Fund Services, LLC’s address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.  The Custodian, USBFS and Quasar are affiliated entities.

Distributor

Quasar Distributors, LLC (“Quasar”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.  The Custodian, USBFS and Quasar are affiliated entities.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm of the Fund.  As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.  This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

The Fund’s audited financial statements are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2008.

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Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

Aaa:      Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:        Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A:          Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:      Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:        Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:           Bonds rated B generally lack characteristics of desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:      Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

Ca:        Bonds rated Ca represent obligations that are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1.  Other A and Baa securities comprise the balance of their respective groups.  These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

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Standard & Poor’s Rating Services

AAA:   Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A:          Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.  Bonds rated BBB are regarded as having speculation characteristics.

BB--B--CCC-CC:  Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.  Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest.  Issues assigned the A rating are regarded as having the greatest capacity for timely payment.  Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.  The “A-1” designation indicates that the degree of safety regarding timely payment is very strong.  Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1                    Superior capacity for repayment
Prime-2                    Strong capacity for repayment
Prime-3                    Acceptable capacity for repayment

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Ratings of Preferred Stock

Standard & Poor’s Rating Services

Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.  A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue.  Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.
Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.             Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA:    This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA:        A preferred stock issue rated AA also qualifies as a high quality fixed income security.  The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A:           An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:      An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC:  Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations.  BB indicates the lowest degree of speculation and CCC the highest degree of speculation.  While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC:         The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

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C:            A preferred stock rated C is a nonpaying issue.

D:            A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-):  To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

aaa:         An issue that is rated aaa is considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa:           An issue that is rated aa is considered a high-grade preferred stock.  This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a:             An issue which is rated a is considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa:        An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba:          An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

b:            An issue that is rated b generally lacks the characteristics of a desirable investment.   Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa:         An issue that is rated caa is likely to be in arrears on dividend payments.  This rating designation does not purport to indicate the future status of payments.

ca:           An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c:             This is the lowest rated class of preferred or preference stock.  Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND

A series of Cullen Funds Trust

STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class C, and Class I

October 28, 2008
(as supplemented November 4, 2008)

This Statement of Additional Information (the “SAI”) is not a prospectus.  You may obtain a copy of the prospectus for the Retail Class shares and Class I shares dated October 28, 2008, as well as the prospectus for the Class C shares dated October 28, 2008 (collectively, the “Prospectus”) of Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below.  This SAI contains information in addition to and more detailed than that set forth in the Prospectus.  You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2008 are incorporated herein by reference to the Trust’s June 30, 2008 Annual Report and are available by request without charge by calling toll free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Trust currently offers two diversified portfolios to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund.  Subject to class level expense differences, an investor, by investing in one of the funds offered, becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that fund.  Likewise, an investor shares pro rata in any losses of that fund.

The Fund is diversified.  Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.  However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers.  At that point, the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act  which details the attributes of each class of the Fund’s shares.  Currently, the Fund is authorized to issue three classes of shares: Retail Class shares are subject to a Rule 12b-1 fee as described in the Prospectus.  Class C shares are subject to a higher 12b-1 fee as described in the Prospectus.  Class I Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a sufficient minimum initial investment.

Description of the Fund and its Investment Objective,
Policies and Risks

For additional information on the Fund, its investment objective, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Fund are current income and long-term capital appreciation.  Portfolio securities are selected primarily with a view to achieve these objectives. The Fund’s primary objective of current income and the secondary objective of capital appreciation are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders.    The Fund, however, has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

The turnover rate for the Fund for the past two fiscal years was as follows:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007
Portfolio Turnover	169.25%	101.87%

The Fund experienced an increase in portfolio turnover rate from the fiscal year ended June 30, 2007 to the fiscal year ended June 30, 2008 resulting from an increase in net assets.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

■	expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

■	less extensive regulation of foreign brokers, securities markets, and issuers;

■	less publicly available information and different accounting standards;

■
costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

■	diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions.  Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities.  From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects.  Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries.  Risks of investing in such markets include:

■	less social, political and economic stability;

■	smaller securities markets and less trading volume, which may result in a lack of liquidity and greater price volatility;

■
certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

■	less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets.  Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent.  The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.  Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

American Depository Receipts

ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security.  Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.  Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock).  The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline.  The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  Generally, the conversion value decreases as the convertible security approaches maturity.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies which the Fund considers to be companies with a typical capitalization range of $2.2 billion to $10.9 billion.  While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies.  Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies.  In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies.  (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange).  Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations.  When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities.  Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies.  The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Warrants

The Fund may acquire warrants.  Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually.  Warrants may be acquired separately or in connection with the acquisition of securities.  Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer.  As a result, warrants may be considered to have more speculative characteristics than certain other types of investments.  In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, and repurchase agreements.  Variable rate demand notes are non-negotiable instruments.  The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Ratings Services.  However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers.  In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days).  The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security.  In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Illiquid Securities

The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists; provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally prohibit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities to any significant extent, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in the PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund.  The Fund may not:

1.
With respect to 75% of its total assets, purchase any securities which would cause the Fund to invest in more than 10% of the outstanding voting securities of any one issuer or more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

2.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be invested in the securities of issuers engaged in any one industry;

3.	Invest in companies for the purpose of exercising management or control;

4.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

5.	Purchase or sell commodities or commodities contracts;

6.
Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

7.	Purchase securities on margin;

8.	Effect short sales of any securities;

9.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

10.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

11.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

12.	Enter into repurchase agreements with maturities of more than seven days.

13.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities;

14.	Enter into repurchase agreements with maturities of more than seven days.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.
Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

2.
Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of its investment adviser.

3.
Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

4.
Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”).  The Board of Trustees is responsible for managing the Trust’s business and affairs.  The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust.  Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*).  The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees
James P. Cullen*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None
Dr. Curtis J. Flanagan* c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1921	Trustee	Since inception of the Fund	Private investor, 1998 to present; Chairman, South Florida Pathologists Group, prior thereto.	2	None
Independent Trustees
Matthew J. Dodds c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1941	Independent Trustee	Since inception of the Fund	Private investor, 1999 to present; Vice President - Research, Schafer Cullen Capital Management, Inc., from 1995 to 1999.	2	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Robert J. Garry c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1945	Independent Trustee	Since inception of the Fund	Executive Vice President/Chief Financial Officer, New York City Off-Track Betting Corporation, since November 2007; Corporate Controller, Yonkers Racing Corporation, 2001 to September 2007; Chief Operations Officer, The Tennis Network Inc., March 2000 to 2001; Senior Vice President and Chief Financial Officer, National Thoroughbred Racing Association, 1998 to 2000; Director of Finance and Chief Financial Officer, United States Tennis Association, prior thereto.	2	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Stephen G. Fredericks c/o Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1942	Independent Trustee	Since 2002	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None
Officers
James P. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1938	Trustee and President	Since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, since May 2000; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Brooks H. Cullen† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1967	Vice President	Since inception of the Fund	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Rahul D. Sharma Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1970	Secretary	Since inception of the Fund	Secretary, Cullen Capital Management LLC, since May 2000; Vice President, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	No. of Funds in Complex Overseen
Steven M. Mullooly Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1964	Chief Compliance Officer	Since 2006
Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President – Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.

				N/A	N/A
Jeffrey T. Battaglia Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 Born: 1978	Treasurer	Since 2007	Chief Financial Officer, Cullen Capital Management LLC, since February 2007; Manager KPMG LLP, from September 2001 to February 2007; Certified Public Accountant, Washington State.	N/A	N/A
_______________
* This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**Positions are held indefinitely until resignation or termination
†James P. Cullen and Brooks H. Cullen are father and son, respectively.

Board Committees
The Board has three standing committees as described below:
Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met two times during the past fiscal year.

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee
Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.  The Fund does not have any policies in place regarding nominees for trustees recommended by shareholders.  The Board will not accept shareholder nominees for Board membership.
The Nominating Committee did not meet with respect to this Fund.

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Executive Vice President
Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.

The Valuation Committee met did not meet with respect to this Fund.

The following compensation table provides certain information about the trustees’ fees for the Fund’s fiscal year ended June 30, 2008.

Name and Position	Aggregate Compensation From Fund	Aggregate Compensation from the Cullen High Dividend Equity Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0
Robert J. Garry, Independent Trustee	$12,000	$12,000	$0	$0	$24,000
Stephen G. Fredericks, Independent Trustee	$12,000	$12,000	$0	$0	$24,000
James P. Cullen, Trustee	$0	$0	$0	$0	$0
Curtis J. Flannagan, Trustee	$0	$0	$0	$0	$0
_________________
(1)   At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.

Each Independent Trustee of the Trust is paid a trustee’s fee of $3,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings.  Neither the Trust nor the Fund pays any fees to the trustees who are considered “interested persons” of the Trust or the Fund or the Fund’s investment adviser, as defined in the Investment Company Act.  Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities.  Shareholders with a controlling interest could affect outcome of proxy voting or the direction of management of the fund.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address percentage of ownership of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2008.

Retail Class

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services, Inc. 200 Liberty St. New York, NY 10281-1003	1,897,213	63.77%	Record
Charles Schwab & Co. 101 Montgomery St San Francisco, CA 94104-4151	616,539	20.72%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	196,585	6.61%	Record

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
William Blair & Co. Delaware Charter Guarantee 222 W. Adams St. Chicago, IL 60606-5312	516,764	28.63%	Record
Charles Schwab & Co. 101 Montgomery St San Francisco, CA 94104-4151	412,433	22.85%	Record
SEI Private Trust Company One Freedom Valley Dr. Oaks, PA 19456	185,735	10.29%	Record
National Financial Services LLC 200 Liberty St. New York, NY 10281	175,566	9.73%	Record
Gerlach & Co. C/O Citibank A/C 851660 Attn Fund of Hedge Corp. 300 Citibank Center B3 B12 Tampa, FL 33610	107,122	5.94%	Record

Class C Shares

Name and Address	Shares	% Ownership	Type of Ownership
Oppenheimer & Co. Inc. Dennis R. Samuelson 1300 W. Adams Macomb, IL 61455-1235	136,939	60.49%	Record
Pershing, LLC P.O. Box 2052 Jersey City, NJ 07303-2052	80,147	30.40%	Record

As of September 30, 2008, the Trustees and Officers of the Trust as a group owned 6.74% of the outstanding Class I shares of the Fund and less than 1% of the Retail Class and Class C shares.  Neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Advisor or Distributor.  Neither the Trustees who are “not interested” persons of the Fund nor members of their immediate families, have direct or indirect interests, the value of which, exceeds $120,000 in the Advisor, the Distributor or any of their affiliates.

Board Interest in the Fund
Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2007:

Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Trustee	D	D	D
Dr. Curtis J. Flanagan, Trustee	None	None	None
Matthew J. Dodds, Independent Trustee	None	None	None
Robert J. Garry, Independent Trustee	None	None	None
Stephen G. Fredericks, Independent Trustee	None	None	None
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreement

On May 8, 2008, the Board of Trustees (including the Independent Trustees) of the Trust voted to re-approve the current investment advisory agreement (the “Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund.  The Adviser is an investment advisory firm formed in Delaware.  For more information about the Adviser, see “Who Are the Fund’s Investment Adviser and Portfolio Manager?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and controlling member of the Adviser.  John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser.  Jeffrey T. Battaglia, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser. Steven Mullooly, Chief Compliance Officer (CCO) of the Trust is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund.  In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or the Fund pays all other expenses of the Fund’s operation, including, without limitation:

●	interest, taxes and any governmental filing fees;
●	brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
●	compensation and expenses of Independent Trustees;
●	legal and audit expenses;
●	the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
●	expenses relating to the redemption of shares;
●	expenses of servicing shareholder accounts;
●	fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;
●	expenses of printing and mailing reports, notices and proxy material to shareholders;
●	insurance premiums for fidelity and other insurance coverage;
●	expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and
●
any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust’s shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days’ notice.  The Advisory Agreement will continue in effect until July 31, 2009 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions – Fundamental Restrictions.”

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus.  As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes) to an annual rate of 1.25% for the Retail Class, 2.00% for Class C and 1.00% for Class I through October 31, 2009. Pursuant to this agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee waivers or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause the Fund’s expense limitation to exceed the amount set forth above.  However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

For the periods indicated below, the Fund paid the following advisory fees to its Adviser:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Period Ended June 30, 2006(a)
Fees Earned	$509,507	$171,470	$25,147
Fees Waived	$449,863	$333,910	$183, 034
Total Fees Paid	$59,644	$0	$0
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006

Portfolio Manager

James P. Cullen and Rahul D. Sharma are the portfolio managers responsible for the day-to-day management of the Fund.  The following table shows the number of other accounts managed by Mr. Cullen and Mr. Sharma and the total assets in the accounts managed within various categories, as of June 30, 2008.

				with Advisory Fee based on performance
	Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James P. Cullen	Registered Investment Companies	1	5 billion	0	0
	Other Pooled Investment Vehicles	1	57 million	1	57 million
	Other Accounts	0	0	0	0

Rahul D. Sharma	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	1	57 million	1	57 million
	Other Accounts	0	0	0	0

Material Conflict of Interest.   The portfolio managers have day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Fund and/or other accounts.  In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction.  For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time.  The portfolio managers use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions.  The portfolio managers generally allocate trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client.  The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated in accordance with an alphabetical allocation utilized by the Adviser.

Compensation.  Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 90% of the equity of the Adviser and 51% of the equity of Schafer-Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 90% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer-Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

Mr. Sharma is an employee of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Sharma does not control any portion of the voting equity of the adviser.  Mr. Sharma receives a fixed salary and bonus from Schafer Cullen Capital Management, Inc. an affiliate of the Adviser.  Bonus amounts are determined by the overall profitability of Schafer Cullen Capital Management, Inc. and are not directly related to the performance of any one fund or product.  Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Sharma participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Sharma does not have a deferred compensation plan

Securities Owned in the Fund by Portfolio Managers.  As of June 30, 2008, the portfolio managers owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)
James P. Cullen	Over $1,000,000
Rahul, D. Sharma	$50,001-$100,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics.  This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund.  Subject to certain conditions, the Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund.  The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A. (“USBFS”), provides administrative personnel and services (including blue-sky services) to the Trust and the Fund.  Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Fund and the Trust.  USBFS is an affiliate of the Fund’s distributor, Quasar Distributors, LLC.
The Fund paid the following amount for administrative services in the following fiscal period:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Year Ended June 30, 2006(a)
Fund Administration	$77,709	$76,503	$40,480
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

Fund Accounting

USBFS provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement.  Under the Fund Accounting Servicing Agreement, USBFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans.  These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 28, 2000 (the “Distribution Agreement”).  Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The offering of the Fund’s shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, Quasar agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to Quasar, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at Quasar’s discretion, Fund shares; (vii) enter into agreements, at Quasar’s discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the board of trustees regarding its activities under the Distribution Agreement.  The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below).  Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred.  Any fees or expenses incurred by Quasar but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to Quasar or (ii) by Quasar.  If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

The Distributor received the following in compensation during the fiscal year ended June 30, 2008:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
Quasar Distributors, LLC	$0	$0	$0	$2,675

_____________

(1)  This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class and Class C shares pursuant to Rule 12b-1 under the Investment Company Act.  The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.  The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Retail Class’s average daily net asset value.  The Plan also allows for Class C shares to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund.  Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees.  Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead.  To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal period ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Retail Class of shares:

Fiscal Year Ended 2008
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$75,150
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$75,150

For the fiscal period ended June 30, 2008, the following amounts have been expended under the Plan for the Fund’s Class C shares:

Fiscal Year Ended 2007
Advertising	$0
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$0
Compensation to Dealers	$18,591
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$18,591

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund.  In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph.  In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations.  Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability.  The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation.  While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement.  As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided.  Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers.  From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions.  Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Fund paid the following amounts in brokerage commissions in the following fiscal period:

	Fiscal Year Ended June 30, 2008	Fiscal Year Ended June 30, 2007	Fiscal Period Ended June 30, 2006(a)
Brokerage Commissions	$318,096	$74,135	$20,947
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

The Fund experienced increased brokerage commissions from fiscal 2008 compared to fiscal 2007, and from fiscal 2007 compared to fiscal 2006 due to increased trading volumes as a result of growth in Fund assets as well as an increase in the Fund’s portfolio turnover rate.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000.  It is authorized to issue an unlimited number of shares of beneficial interest.  Each share of beneficial interest has a par value of $0.001.  The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes.  The Fund constitutes one such series of the Trust.  By this offering, three classes of shares of the Fund are being offered, Retail Class, Class C and Class I.  The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class.  Only shareholders of Retail Class or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class.  All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights.  Shares do not have preemptive or subscription rights.  All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order.  The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The NYSE is closed on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which an official closing price is available shall be valued at such official closing price; provided that if such official closing price is not available but market quotations are readily available, such securities shall be valued at the last quoted sales price on the day the valuation is made; provided further that if neither an official closing price nor a last sales price is available, the securities shall be valued at the average of the most recent bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund's Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities.  Otherwise, sale or bid prices are used.  Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method.  Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in a foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined.  Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis.  Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE.  Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE.  Such events would not normally be reflected in a calculation of the Fund’s NAV on that day.  If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.

An example of how the Fund calculated its NAV per share as of June 30, 2008 is as follows:

Retail Class

Net Assets	=	NAV Per Share
Shares Outstanding

$40,707,523	=	$12.64
3,221,538

Class I

Net Assets	=	NAV Per Share
Shares Outstanding

$21,933,613	=	$12.68
1,730,250

Class C
Net Assets	=	NAV Per Share
Shares Outstanding

$2,618,614	=	$12.60
207,749

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations.  The Fund does not generally issue stock certificates representing shares purchased.  Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees.  A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) redemption proceeds be sent to an address other than that on record with the Fund or (ii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud.  Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC.  The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians.  The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund.  The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind.  The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund.  If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”).  Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes on the Fund shares that they redeem, and when they dispose of the securities received in kind, and will incur any costs of sale, as well as the associated inconveniences.  If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586).  This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight.  The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Adviser uses the services of Institutional Shareholder Services (“ISS”) to vote proxies.  ISS’s proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30.  Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund.  The Fund’s portfolio holdings disclosure policy is reviewed annually by the Board of Trustees. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end.  The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person.  However, certain persons receive information about the Fund’s portfolio holdings on an ongoing basis.  The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

■	The disclosure is required pursuant to a regulatory request or court order or is legally required in the context of other legal proceedings;

■
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

■
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

■	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;

■	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee; or

■
The disclosure made to rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies.  Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering  whether to approve any amendment to these Policies.  The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser , its affiliates or employees, or the Fund may receive any direct or indirect compensation in connection with the disclosure of information about Fund portfolio securities.  In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.  Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash.  Shareholders will receive a confirmation of each new transaction in their account.  The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan.  Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income.  The Fund receives income generally in the form of dividends on its investments.  This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s investment company taxable income, from which dividends may be paid and the excess of net short-term capital gain over net long-term capital loss to you.  Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take dividends in cash or in additional shares.

Distributions of capital gains.  The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities.  Distribution of net short term capital gain, as noted above, are included in ordinary income dividends.  Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions.  The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income or income eligible for the dividends-received deduction, discussed below, and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualified dividend income.  Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years of the shareholders beginning prior to 2011.  Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, and some corporations eligible for treaty benefits under certain treaties with the United States or dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders.  A portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income.  In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend-paying stocks in its portfolio, and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares.  To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which the Fund has written a call option, limiting the Fund’s ability to designate distributions as qualified dividend income.  Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates.  In addition, dividends from foreign securities may not be eligible for this rate, and dividends from REITs are generally not eligible for treatment as qualified dividend income.  The Fund cannot predict the percentage (if any) of its distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations.  If you are a corporate shareholder, you should note that a portion of the dividends paid by the Fund that are derived from dividends of domestic corporations if any may be eligible for the dividends-received deduction.  If certain conditions are met, including satisfaction of holding period requirements, you will be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment.  The rules noted above that terminate or suspend the holding period of underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction.  All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Qualification to be taxed as a regulated investment company.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”).  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.  In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends-received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements.  To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these amounts in December (or to pay in January amounts that, for federal income tax purposes, are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares.  Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.  Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Investment in complex securities.  The Fund may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio) which are subject to numerous special and complex tax rules.  These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses.  Consequently, these rules may affect the amount, timing or character of the income distributed to you by the Fund.  Special tax rules also will require the Fund to mark to market (i.e., treat as sold on the last day of the taxable year) certain types of positions in its portfolio and may result in the recognition of income without a corresponding receipt of cash.  The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

Other Tax Considerations.  The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein.  Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets consists of stock or securities in foreign corporations at the close of a taxable year in which the Fund qualifies for taxation as a regulated investment company, the Fund may file an election with the Internal Revenue Service (“IRS”) pursuant to which the Fund’s shareholders will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such amounts as taxes paid by them, and deduct these amounts in computing taxable income, or alternatively, use them as foreign tax credits against their U.S. income taxes. The Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit.  The Fund’s ability to claim a foreign tax credit is subject to a number of requirements, including holding period requirements that must be satisfied by both the shareholder and Fund, which, as discussed above, may enter into transactions that terminate or suspend its holding period for some securities.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be non-corporate shareholders for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number.  When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the IRS.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886.  Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted.  Significant penalties may be imposed in connection with the failure to comply with these reporting requirements.  That a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.  Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders.  The Code and such regulations are subject to change by legislative or administrative action.  Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the S&P 500 Index, Nasdaq Composite and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters.  Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value.  Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) is calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions, less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates.  Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.  ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations.  Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited.  Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings.  The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return.  Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods.  Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives.  Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices.  There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison.  The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices.  Stocks are generally more volatile than bonds.  In return for this volatility, stocks have generally performed better than bonds or cash over time.  Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds.  Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30.  This report will include financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP.  An unaudited semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

Custodian

Bank of New York, One Wall Street, New York, New York, 10286 acts as custodian of the cash and securities of the Fund.  The custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund.  The custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as the Fund’s transfer agent, dividend-paying agent, fund administrator, fund accountant and shareholder servicing agent.   USBFS and the Distributor are affiliated entities.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.  USBFS and the Distributor are affiliated entities.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm of the Fund.  As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby.  This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

The Fund’s audited financial statements are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2008.

Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody's Investors Service, Inc.

Aaa:    Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:      Bonds that are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A:        Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:     Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:      Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B:        Bonds rated B generally lack characteristics of desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:     Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

Ca:       Bonds rated Ca represent obligations that are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1.  Other A and Baa securities comprise the balance of their respective groups.  These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Rating Services

AAA:   Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA:       Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A:          Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB:     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.  Bonds rated BBB are regarded as having speculation characteristics.

BB--B--CCC-CC:  Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.  BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation.  Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor's Rating Services

Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.  Issues assigned the A rating are regarded as having the greatest capacity for timely payment.  Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.  The "A-1" designation indicates that the degree of safety regarding timely payment is very strong.  Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody's Investors Service, Inc.

Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law.  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1                    Superior capacity for repayment
Prime-2                    Strong capacity for repayment
Prime-3                    Acceptable capacity for repayment

Ratings of Preferred Stock

Standard & Poor's Rating Services

Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations.  A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue.  Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.
Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.         Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA:    This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA:       A preferred stock issue rated AA also qualifies as a high quality fixed income security.  The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A:           An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:      An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC:  Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations.  BB indicates the lowest degree of speculation and CCC the highest degree of speculation.  While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC:         The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C:            A preferred stock rated C is a nonpaying issue.

D:            A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-):  To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

aaa:        An issue that is rated aaa is considered to be a top-quality preferred stock.  This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa:          An issue that is rated aa is considered a high-grade preferred stock.  This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a:            An issue which is rated a is considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa:        An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured.  Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba:            An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

b:            An issue that is rated b generally lacks the characteristics of a desirable investment.   Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa:        An issue that is rated caa is likely to be in arrears on dividend payments.  This rating designation does not purport to indicate the future status of payments.

ca:          An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c:            This is the lowest rated class of preferred or preference stock.  Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.